Advances from the Federal Home Loan Bank (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Advances from the Federal Home Loan Bank (Details) [Line Items]
Eligible to borrow	$ 87.3
Home equity loans	5.6
Fed funds line of credit amount	2.0
Mortgage residential [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Mortgage loan total amount	$ 157.3	$ 167.8
Minimum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Interest rates for advances fixed range	1.64%
Maximum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Interest rates for advances fixed range	5.27%
Weighted Average [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Weighted-average interest rate	4.85%